As filed with the Securities and Exchange Commission on February 23, 2007
Securities Act File No. 333-133655

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
Form N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 2
ING SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)
1-800-992-0180
(Registrant’s Area Code and Telephone Number)
Huey P. Falgout, Jr.
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
(Name and Address of Agent for Service)
With copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

Title of Securities Being Registered: Shares of Common Stock
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
Investment Company Act of 1940, as amended.

PART C
ITEM 15. INDEMNIFICATION
ITEM 16. EXHIBITS
ITEM 17. UNDERTAKINGS
SIGNATURES
EXHIBIT INDEX
EX-12

PART C:
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.
Section 9 of the Management Agreement provides the following:
The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 (“1940 Act”) or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser’s stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties under this Agreement, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.
Section XI.B of the Administrative Agreement provides for indemnification of the Administrator.
Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.” The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)	(a)	Articles of Amendment and Restatement dated February 21, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

	(b)	Articles of Amendment dated February 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

	(c)	Articles of Amendment dated September 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003, and incorporated herein by reference.

	(d)	Articles of Amendment dated October 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

	(e)	Articles of Amendment effective February 17, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

	(f)	Articles of Amendment effective March 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

	(g)	Articles of Amendment effective August 14, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement filed on Form N-1A on May 20, 2005, and incorporated herein by reference.

(2)	Second Amended and Restated By-Laws — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Balanced Fund series, and ING Equity Trust, on behalf of its ING Convertible Fund series — Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on April 28, 2006, and incorporated herein by reference.

(5)	Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002, and incorporated herein by reference.

(6)	(a)	Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(i)	Amended Schedule A, effective April 11, 2006 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.
(b)	Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(i)	First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(ii)	Amended Schedule A, effective April 11, 2006, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.
(c)	Amended and Restated Expense Limitation Agreement effective March 1, 2002, as restated August 1, 2003, and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005, and incorporated herein by reference.
(i)	Amended Schedule A, effective January 1, 2007, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc., dated April 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(7)	(a)	Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. and Schedule A to the Underwriting Agreement., dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Schedule of Approvals, effective April 11, 2006, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC, dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(ii)	Substitution Agreement with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated October 8, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(b)	Master Selling Dealer Agreement — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000, and incorporated herein by reference.

(8)	Directors’ Deferred Compensation Plan — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on January 16, 1998, and incorporated herein by reference.

(9)	(a)	Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Exhibit A, effective December 20, 2006, with respect to the Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.
(b)	Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Exhibit A, effective December 20, 2006, with respect to the Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(ii)	Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York (BNY) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(c)	Securities Lending Agreement and Guaranty with The Bank of New York (BNY), dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Exhibit A, effective December 20, 2006, with respect to the Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post-Effective

Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.

(10)	(a)	Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(b)	Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Schedule A, effective April 11, 2006, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.
(c)	Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Schedule 1, effective April 11, 2006, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(ii)	Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(d)	Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

(e)	Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. approved June 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 61 to the

Registrant’s Form N-1A Registration Statement on September 30, 2003, and incorporated herein by reference.
(i)	Amended Schedule A, effective April 11, 2006, to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(ii)	Amended Schedule B, effective April 11, 2006, to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(11)	Opinion and Consent of Counsel — Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on April 28, 2006, and incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — filed herewith.

(13)	(a) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated April 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(b)	Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Schedule A, effective April 11, 2006, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.
(c)	Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.
(i)	Amended Exhibit A, effective December 20, 2006, with respect to the Fund Accounting Agreement with The Bank of New York dated January

6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on February 16, 2007, and incorporated herein by reference.
(d)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(i)	Amended Schedule A with respect to the Allocation Agreement (Investment Company Blanket Bond) — Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006, and incorporated herein by reference.
(e)	Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(i)	Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated June 7, 2006 — To be filed by subsequent Post-Effective Amendment.
(f)	Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(i)	First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(g)	Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.
(i)	Amended Exhibit A, effective April 11, 2006, with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006, and incorporated herein by reference.

(14)	Consent of independent auditors — Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Form N-14 Registration Statement on April 28, 2006, and incorporated herein by reference.

(15)	Not applicable.

(16)	Powers of attorney — Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on April 28, 2006, and incorporated herein by reference.

(17)	Not applicable.
ITEM 17. UNDERTAKINGS
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 23rd day of February, 2007.

ING SERIES FUND, INC.

By: /s/ Theresa K. Kelety

Theresa K. Kelety
Secretary
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President and Chief Executive Officer	February 23, 2007

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	February 23, 2007

Albert E. DePrince, Jr.*	Director	February 23, 2007

Maria T. Fighetti*	Director	February 23, 2007

Sidney Koch*	Director	February 23, 2007

Corine T. Norgaard*	Director	February 23, 2007

Joseph Obermeyer*	Director	February 23, 2007

SIGNATURE	TITLE	DATE

Edward T. O’Dell*	Director	February 23, 2007

*By:	/s/ Theresa K. Kelety

Theresa K. Kelety

Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A filed electronically on February 16, 2007, and incorporated herein by reference.

EXHIBIT INDEX
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences